Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Summary of Condensed statements of balance sheets
Condensed balance sheets

	December 31, 2021	December 31, 2022
	RMB in thousands

Cash and cash equivalents	1,748,896	270,138
Time deposits	7,625,337	4,067,326
Amounts due from Group companies	23,306,176	22,313,954
Prepayments and other current assets	11,773	61,631
Short-term investments	13,107,720	1,091,044
Long-term investments, net	1,448,100	1,157,990
Investment in subsidiaries and net asset s of VIEs and VIEs’ subsidiaries	—	226,249

Total assets	47,248,002	29,188,332

Short-term loan and current portion of long-term debt	—	5,137,633
Deferred revenue	40,167	32,513
Accrued liabilities and other payables	126,512	97,208
Other long-term liabilities	17,784,092	8,683,150
Deficit in subsidiaries an d net loss of VIEs and VIEs’ subsidiaries	7,593,564	—

Total liabilities	25,544,335	13,950,504

Total Bilibili Inc’s shareholders’ equity	21,703,667	15,237,828
Total shareholders’ equity	21,703,667	15,237,828

Total liabilities and shareholders’ equity	47,248,002	29,188,332

Summary of Condensed statements of comprehensive loss
Condensed statements of comprehensive loss and cash flows
:

	For the Year Ended December 31,
	2020	2021	2022
	RMB in thousands
Total costs and expenses	(44,090)	(12,405)	(30,558)
Net Loss from subsidiaries and net loss of VIEs and VIEs’ subsidiaries	(2,940,906)	(6,713,764)	(7,685,211)
(Loss)/Gain from non-operations	(26,708)	(63,059)	218,756

Loss before income tax expenses	(3,011,704)	(6,789,228)	(7,497,013)

Net loss	(3,011,704)	(6,789,228)	(7,497,013)

Summary of Condensed statements of cash flows

	For the Year Ended December 31,
	2020	2021	2022
	RMB in thousands
Net cash used in operating activities	(113,574)	(104,672)	(650,630)

Purchase of short-term investments	(455,347)	(48,781,106)	(33,683,941)
Maturities of short-term investments	465,726	36,744,305	45,951,288
Placements of time deposits	(9,604,228)	(10,658,126)	(4,878,180)
Maturities of time deposits	4,925,241	7,600,828	9,133,225
Investments in and loans to subsidiaries, VIEs and VIEs’ subsidiaries	(5,102,250)	(11,168,671)	(13,131,173)
Other investing activities	(600,067)	(1,153,850)	283,028

Net cash (used in)/provided by investing activities	(10,370,925)	(27,416,620)	3,674,247

Proceeds from exercise of employees’ share options	3	3	4
Proceeds from issuance of ordinary shares, net of issuance costs of US$563 and HKD337,143, nil, respectively	2,817,458	19,288,423	—
Repurchase of convertible senior notes	—	—	(4,201,506)
Proceeds from issuance of convertible senior notes, net of issuance costs of US$13,857, US$23,402 and nil, respectively	5,594,779	10,085,520	—
Repurchase of shares	—	—	(347,581)
Net cash provided by/(used in) financing activities	8,412,240	29,373,946	(4,549,083)